TRADE RECEIVABLES (Details 1) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Current	$ 25,162	$ 12,149
1 – 3 months	3,642	25,549
4 – 6 months	20,877	871
7 – 9 months	12,187	301
10 – 12 months	36,392	18
Current trade receivables	98,260	38,888
Less: impairment allowance	(33,660)	(24,184)
Total	64,600	14,704
Security Related Service And Asset Management Related Parties [Member]
IfrsStatementLineItems [Line Items]
Current	693	4,088
1 – 3 months	2,292	3
4 – 6 months	3,177	3
7 – 9 months	3,091	3
10 – 12 months	3,762	3
Current trade receivables	13,015	4,100
Less: impairment allowance	(4,805)	(12)
Total	8,210	4,088
Security Related Service And Asset Management Third Parties [Member]
IfrsStatementLineItems [Line Items]
Current	1,314	2,950
1 – 3 months	1,350	1,206
4 – 6 months	1,350	868
7 – 9 months	1,350	180
10 – 12 months	3,061	15
Current trade receivables	8,425	5,219
Less: impairment allowance	(2,996)	(2,148)
Total	5,429	3,071
Trading Of Timepieces Third Parties [Member]
IfrsStatementLineItems [Line Items]
Current	23,155	5,111
1 – 3 months		24,340
4 – 6 months	16,350
7 – 9 months	7,746	118
10 – 12 months	29,569
Current trade receivables	76,820	29,569
Less: impairment allowance	(25,859)	(22,024)
Total	$ 50,961	$ 7,545